Employee compensation and benefits - Benefits expected to be paid from plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 year
Employee Compensation And Benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 278
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	17.4	19.0
Pension Plan | Principal plan | 2018
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 1,241
Pension Plan | Principal plan | 2019
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,279
Pension Plan | Principal plan | 2020
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,320
Pension Plan | Principal plan | 2021
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,360
Pension Plan | Principal plan | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,402
Pension Plan | Principal plan | 2023-2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 7,692
Pension Plan | Other plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	12.9	13.9
Pension Plan | Other plans | 2018
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 443
Pension Plan | Other plans | 2019
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	508
Pension Plan | Other plans | 2020
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	511
Pension Plan | Other plans | 2021
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	527
Pension Plan | Other plans | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	520
Pension Plan | Other plans | 2023-2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 2,307